Restatement of Previously Issued Consolidated Financial Statements - Narrative (Details) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	$ 8,251,340	$ 8,188,990	$ 8,054,926
Retained earnings	2,122,051	2,643,162	2,404,422
Accounts receivable, net of allowance for credit losses	(1,474,898)	(1,392,764)	(1,764,404)
Unbilled revenue (Unbilled services)	1,096,592	1,040,174	853,581
Unearned revenue	1,550,471	1,467,671	1,566,464
Income tax expense	(23,126)	(64,630)	(18,388)
Income taxes receivable	0	11,395	0
Deferred tax asset	106,871	75,832	72,855
Non-current income taxes payable	103,251	127,544	187,706
Deferred tax liability	714,427	811,231	898,308
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		(92,686)	(65,250)
Retained earnings		(81,645)	(29,297)
Contract with customer, asset		12,600
Contract with customer, liability		(3,400)	25,900
Accounts receivable, net of allowance for credit losses		9,225	25,918
Unbilled revenue (Unbilled services)		(246,100)	(98,355)
Unearned revenue		(147,087)	(88,043)
Income tax expense		13,080	(6,639)
Income taxes receivable		11,395	0
Deferred tax asset		1,074	(807)
Non-current income taxes payable		1,710	1,052
Deferred tax liability		(1,255)	(792)
Other adjusments	5,600
Adjustments | Long-Term Clinical Services Revenue Contract Identified
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		(73,600)	(68,900)
Adjustments | Rebate Errors
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		(20,700)	(13,800)
Adjustments | Recognition of Revenue Provisions
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue			23,300
Adjustments | Inaccurate revenue recognition
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		1,600	(5,900)
Retained earnings				$ 17,900
Adjustments | Legal right of offset not completely identified
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Contract with customer, net		$ (192,400)	$ (100,800)
Adjustments | Immaterial Adjustments to Opening Retained Earnings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other adjusments	$ 5,400